Share based compensation, Share Option Awards Outstanding (Details)		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2026 shares $ / shares		Sep. 30, 2026 shares $ / shares		Dec. 31, 2025 shares $ / shares
Average exercise price per share [Abstract]
Outstanding at beginning of period (in dollars per share)				$ 3.87
Granted (in dollars per share)				4.28
Forfeited/Expired (in dollars per share)				5.39
Exercised (in dollars per share)	[1]			6.85
Outstanding at end of period (in dollars per share)		$ 3.76	[2]	$ 3.76	[2]	$ 3.87
Number of awards [Abstract]
Outstanding at beginning of period (in shares) | shares				2,594,914
Granted (in shares) | shares		215,409		434,459
Forfeited/Expired (in shares) | shares				(87,112)
Exercised (in shares) | shares	[1]			(118,734)
Outstanding at end of period (in shares) | shares		2,823,527	[2]	2,823,527	[2]	2,594,914
Weighted average remaining life [Abstract]
Outstanding weighted average remaining life in years				5 years 4 months 24 days	[2]	5 years 10 months 28 days
Granted weighted average remaining life in years				6 years 10 months 6 days
Forfeited/Expired weighted average remaining life in years				6 years
Exercised weighted average remaining life in years	[1]			4 years 10 months 20 days
Weighted average share price of shares exercised (in dollars per share)				$ 22
Number of option exercisable (in shares) | shares		1,132,261		1,132,261
Weighted average grant date fair value (in dollars per share)		$ 27.24		$ 20.23

[1]	The weighted average share price of share options exercised was $22.00.
[2]	1,132,261 of the awards outstanding as of September 30, 2026, were exercisable.